OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES
	June 30,	December 31,
	2026	2025
	U.S. dollars in thousands

Accrued expenses	751	989
Grants in advance	151	141
Escrow payables	-	773
Others	279	258
	1,181	2,161